SHARE-BASED COMPENSATION - Restricted ordinary shares (Details)			1 Months Ended		12 Months Ended
	Mar. 25, 2021 shares	Aug. 28, 2019 shares	Jul. 31, 2020 USD ($) shares	Mar. 31, 2020 $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥) shares	Aug. 29, 2019 $ / shares
Baiyi
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership (as a percent)				38.00%
Restricted ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares became restricted				3,706,745
Fair value of restricted ordinary shares | $ / shares				$ 4,855,836				$ 10,764,459
Vesting period				2 years
Number of restricted shares became vested			3,706,745
Unrecognized share-based compensation expense			$ 3,502,071				¥ 21,312,280
Restricted ordinary shares | Non-employee founder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares held							1,700,000
Fair value of restricted ordinary shares | $						$ 110,500
Restricted ordinary shares | Cloopen Co., Ltd.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares became restricted		8,154,893
Restricted ordinary shares | Cloopen Co., Ltd. | First anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.30%
Restricted ordinary shares | Cloopen Co., Ltd. | Second and third anniversaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		66.60%
Restricted ordinary shares | Kastle Limited | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares became vested	1,853,373				1,853,372